Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000096645 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000096645 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000096645 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000096645 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000096645 | Builders FirstSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000096645 | Varonis Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000096645 | The Brink's Co.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000096645 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000096645 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096645 | Agilysys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096645 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000096645 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000096645 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000096645 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000096645 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000096645 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000096645 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096645 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096645 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096645 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096645 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000096645 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096645 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096645 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096647 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000096647 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000096647 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000096647 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000096647 | Builders FirstSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000096647 | Varonis Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000096647 | The Brink's Co.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000096647 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000096647 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096647 | Agilysys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096647 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000096647 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000096647 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000096647 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000096647 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000096647 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000096647 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096647 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096647 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096647 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096647 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000096647 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096647 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096647 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148204 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000148204 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000148204 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000148204 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000148204 | Builders FirstSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000148204 | Varonis Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000148204 | The Brink's Co.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000148204 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000148204 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000148204 | Agilysys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148204 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000148204 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000148204 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000148204 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000148204 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000148204 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000148204 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148204 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148204 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148204 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148204 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000148204 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148204 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148204 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096648 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000096648 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000096648 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000096648 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000096648 | Builders FirstSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000096648 | Varonis Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000096648 | The Brink's Co.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000096648 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000096648 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096648 | Agilysys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096648 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000096648 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000096648 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000096648 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000096648 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000096648 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000096648 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096648 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096648 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096648 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096648 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000096648 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096648 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096648 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096644 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000096644 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000096644 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000096644 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000096644 | Builders FirstSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000096644 | Varonis Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000096644 | The Brink's Co.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000096644 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000096644 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096644 | Agilysys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096644 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000096644 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000096644 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000096644 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000096644 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000096644 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000096644 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096644 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096644 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096644 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096644 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000096644 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096644 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096644 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%